Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000244624 [Member]
Shareholder Report [Line Items]
Fund Name	WHITEWOLF Publicly Listed Private Equity ETF
Class Name	WHITEWOLF Publicly Listed Private Equity ETF
Trading Symbol	LBO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”) for the period of February 1, 2024 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.lbo.fund
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$40	0.70%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.70%
Net Assets	$ 2,459,441
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 6,565
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$2,459,441	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	39	Advisory Fees Paid	$6,565
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Asset Management & Custody Banks	46.4%
Closed End Funds	46.3%
Diversified Financial Services	5.1%
Multi-Sector Holdings	1.2%
Cash & Cash Equivalents	1.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Ares Capital Corp.	7.3%
KKR & Co., Inc.	7.2%
FS KKR Capital Corp.	7.0%
Blackstone Secured Lending Fund	6.6%
Blue Owl Capital, Inc. - Class A	5.8%
Hercules Capital, Inc.	5.6%
TPG, Inc.	5.4%
Blackstone, Inc.	5.3%
Carlyle Group, Inc.	5.3%
Ares Management Corp. - Class A	5.1%